Columbia Variable Portfolio — Managed Volatility Fund (the Fund) Supplement dated Feb. 21, 2013 to the Prospectus dated April 17, 2012, as supplemented (replacing the Supplement dated Feb. 11, 2013)

Effective immediately, the information in the “Summary of the Fund” under the caption “Fund Management” in the Fund’s prospectus is hereby superseded and replaced as follows:

Investment Manager:    Columbia Management Investment Advisers, LLC

Portfolio Manager	Title	Managed Fund Since
Todd White	Lead Portfolio Manager	2012
Jeffrey L. Knight, CFA	Portfolio Manager	February 2013
Kent M. Peterson, Ph.D.	Portfolio Manager	2012
Kent Bergene	Portfolio Manager	2012
Melda Mergen, CFA, CAIA	Portfolio Manager	2012

The information regarding the portfolio managers responsible for the Fund’s day-to-day portfolio management, as described in the Fund’s prospectus in the “More Information About the Fund” section under the caption “Portfolio Management and Compensation” is hereby superseded and replaced as follows:

Portfolio Managers.    The portfolio managers responsible for the day-to-day management of the Fund are:

Todd White, Lead Portfolio Manager

•	Managed the Fund since 2012.

•	Managing Director, Head of Alternative and Absolute Return Investments.

•	Joined the Investment Manager in 2008.

•

Managing Director, Global Head of the Asset-Backed and Mortgage-Backed Securities businesses, and North American Head of the Interest Rate business, HSBC, 2004 to 2008; Managing Director and Head of Business for Mortgage Pass-Through and Options, Lehman Brothers, 2000 to 2004.

•	Began investment career in 1986.

•	BS, Indiana University.

Jeffrey L. Knight, CFA, Portfolio Manager

•	Managed the Fund since February 2013.

•	Joined the Investment Manager in February 2013 as Head of Global Asset Allocation of the Investment Manager. Prior to February 2013, Mr. Knight was at Putnam Investments.

•	Began investment career in 1987.

•	MBA from the Tuck School of Business at Dartmouth College.

Kent M. Peterson, Ph.D., Portfolio Manager

•	Managed the Fund since 2012.

•	Senior Portfolio Manager, Alternative and Absolute Return Investments.

•

Joined the Investment Manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since January 2006. Prior to January 2006, Mr. Peterson was a trading associate at Bridgewater Associates from 2004 to 2005.

•	Began investment career in 1999.

•	BA from Cornell University and a Ph.D. from Princeton University.

S-6538-5 A (2/13)

Kent M. Bergene, Portfolio Manager

•	Managed the Fund since 2012.

•	Joined the Investment Manager in 1981.

•	Vice President, Mutual Fund Products, since 2001; Director, Variable Annuity Products, from 1997 to 2000.

•	BS, University of North Dakota.

Melda Mergen, CFA, CAIA, Portfolio Manager

•	Managed the Fund since 2012.

•	Joined the Investment Manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where she worked as an investment professional since 1999.

•	Began investment career in 1999.

•	BA from Bogazici University and MBA from University of Massachusetts at Amherst.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

The rest of the section remains unchanged.

Shareholders should retain this Supplement for future reference.

S-6538-5 A (2/13)